SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

15.   SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. In 2023, the Group adjusted the categorization of our business segments to more accurately reflect the nature of each segment’s operations. Following this adjustment, our business is organized into three segments: the financial services business, the insurance brokerage business, and the consumption and lifestyle Business and others.

15.   SEGMENT INFORMATION — continued

The summary of each segment’s operating results for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue:
Financial services business	3,184,302	1,959,732	2,515,119
Insurance brokerage business	755,691	731,797	963,822
Consumption & lifestyle business and others	537,936	743,091	1,416,692
Total net revenue	4,477,929	3,434,620	4,895,633
Operating costs and expenses:
Financial services business	(2,130,221)	(878,375)	(1,108,663)
Insurance brokerage business	(556,111)	(566,538)	(724,652)
Consumption & lifestyle business and others	(406,453)	(370,268)	(283,948)
Income from operations:
Financial services business	1,054,081	1,081,357	1,406,456
Insurance brokerage business	199,580	165,259	239,170
Consumption & lifestyle business and others	131,483	372,823	1,132,744
Total segment income from operations	1,385,144	1,619,439	2,778,370
Unallocated expenses	(97,811)	(147,575)	(183,588)
Other (expenses)/income	(84,160)	23,519	50,578
Income before provision for income taxes	1,203,173	1,495,383	2,645,360

Depreciation and amortization expenses of Financial services business for the years ended December 31, 2021, 2022 and 2023 were RMB29,225, RMB19,032 and RMB1,019, respectively, while such expenses of Insurance brokerage business for the years ended December 31, 2021, 2022 and 2023 were RMB94, RMB135 and RMB101, respectively, while such expenses of Consumption & lifestyle business and others for the years ended December 31, 2021, 2022 and 2023 were RMB1,308, RMB1,774 and RMB1,506, respectively.